Property and Equipment	12 Months Ended
Dec. 31, 2023
Property and Equipment [Abstract]
Property and Equipment
14.	Property and Equipment:

(a)	The properties and equipment as of December 31, 2023 and 2022 are composed as follows:

	Useful Life		Average remaining depreciation		Gross balance		Accumulated Depreciation		Net balance
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
	Years	Years	Years	Years	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Type of property and equipment:
Land and Buildings	25	25	18	18	322,766	316,968	(165,286)	(157,810)	157,480	159,158
Equipment	5	5	3	3	256,933	246,706	(221,083)	(203,136)	35,850	43,570
Others	7	7	4	4	61,118	58,890	(52,791)	(51,494)	8,327	7,396
Total					640,817	622,564	(439,160)	(412,440)	201,657	210,124

(b)	As of December 31, 2023 and 2022, this account and its changes are detailed as follows:

	December 2023
	Land and Buildings	Equipment	Others	Total
	MCh$	MCh$	MCh$	MCh$
Gross Balance
Balance as of January 1, 2023	316,968	246,706	58,890	622,564
Additions	10,277	11,136	3,338	24,751
Write-downs and sales of the year	(4,479)	(906)	(1,110)	(6,495)
Impairment (**) (***)	—	(3)	—	(3)
Total	322,766	256,933	61,118	640,817

Accumulated Depreciation
Balance as of January 1, 2023	(157,810)	(203,136)	(51,494)	(412,440)
Depreciation of the year (*)	(9,295)	(18,733)	(2,365)	(30,393)
Write-downs and sales of the year	1,819	786	1,068	3,673
Total	(165,286)	(221,083)	(52,791)	(439,160)

Balance as of December 31, 2023	157,480	35,850	8,327	201,657

	December 2022
	Land and Buildings	Equipment	Others	Total
	MCh$	MCh$	MCh$	MCh$
Gross Balance
Balance as of January 1, 2022	311,279	243,757	56,582	611,618
Additions	6,041	9,823	2,842	18,706
Write-downs and sales of the year	(352)	(6,901)	(498)	(7,751)
Transfers	—	36	(36)	—
Impairment (**)	—	(9)	—	(9)
Total	316,968	246,706	58,890	622,564

Accumulated Depreciation
Balance as of January 1, 2022	(148,645)	(191,334)	(49,319)	(389,298)
Reclassification	—	—	—	—
Depreciation of the year (*)	(9,228)	(18,650)	(2,701)	(30,579)
Write-downs and sales of the year	63	6,884	490	7,437
Transfers	—	(36)	36	—
Total	(157,810)	(203,136)	(51,494)	(412,440)

Balance as of December 31, 2022	159,158	43,570	7,396	210,124

(*)	See Note No. 37 about Depreciation and Amortization.

(**)	See Note No. 38 Impairment of non-financial assets.

(***)	Does not include provision for write-off of Property for Ch$1,751 million.

(c)	As of December 31, 2023, the Bank records Ch$3,395 million (Ch$5,554 million as of December 31, 2022) in assets under construction.

(d)	As of December 31, 2023 and 2022, there are no restrictions on the properties and equipment of the Bank and its subsidiaries. Furthermore, there are no properties and equipment held as collateral for the fulfillment of obligations.